Supplemental Information on Oil and Natural Gas Operations (Unaudited) - Standardized measure of Discounted Future Net Cash Flows - Proved Crude Oil and Natural Gas Reserves (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves, Standardized Measure [Abstract]
Future cash inflows	$ 4,604,241	$ 2,769,485	$ 2,049,520
Future development costs	(517,075)	(541,445)	(410,350)
Future production costs	(806,895)	(773,611)	(497,808)
Future production taxes	(318,396)	(140,758)	(104,856)
Future income tax expenses	(674,260)	(334,903)	0
Future net cash flows	2,287,615	978,768	1,036,506
10% discount to reflect timing of cash flows	(1,311,976)	(611,548)	(671,894)
Standardized measure of discounted future net cash flows	$ 975,639	$ 367,220	$ 364,612	$ 339,001